Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 1,988,797	$ 1,594,917
Non-current assets	4,100,823	4,101,134
Current liabilities	(963,218)	(765,392)
Non-current liabilities	(3,171,671)	(3,489,202)
Carrying amount of Methanex non-controlling interests	271,155	292,357
Total
Disclosure of subsidiaries [line items]
Current assets	144,459	165,967
Non-current assets	767,586	816,020
Current liabilities	(69,316)	(106,867)
Non-current liabilities	(271,719)	(301,453)
Net assets	571,010	573,667
Carrying amount of Methanex non-controlling interests	271,155	292,357
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	135,813	155,339
Non-current assets	551,279	618,797
Current liabilities	(52,543)	(87,907)
Non-current liabilities	(105,600)	(127,144)
Net assets	528,949	559,085
Carrying amount of Methanex non-controlling interests	250,813	272,449
Vessels
Disclosure of subsidiaries [line items]
Current assets	8,646	10,628
Non-current assets	216,307	197,223
Current liabilities	(16,773)	(18,960)
Non-current liabilities	(166,119)	(174,309)
Net assets	42,061	14,582
Carrying amount of Methanex non-controlling interests	$ 20,342	$ 19,908